Derivative Instruments - Financial Instruments Eligible for Offset, Assets (Details) - Interest Rate Swaps - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Derivative assets:
Gross Amounts of Recognized Assets	$ 2,604	$ 1,219
Gross Amounts Offset in the Consolidated Balance Sheets	0	0
Net Amounts of Assets Presented in the Consolidated Balance Sheets	2,604	1,219
Gross Amounts Not Offset in the Consolidated Balance Sheets, Financial Instruments	0	0
Gross Amounts Not Offset in the Consolidated Balance Sheets, Cash Collateral Received	0	0
Net Amount	$ 2,604	$ 1,219